Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 308,663		$ 267,927		$ 899,599		$ 797,512		$ 1,070,938	$ 973,701	$ 878,159
Cost of services	240,158		207,835		689,879		614,847		825,168	766,500	698,264
Gross profit	68,505		60,092		209,720		182,665		245,770	207,201	179,895
Selling, general and administrative expenses	33,017		27,621		109,048		94,847		123,373	92,938	83,601
Amortization	7,699		7,116		22,049		20,298		26,933	27,427	27,631
Income from operations	27,789	[1]	25,355	[2]	78,623	[3]	67,520	[4]	95,464	86,836	68,663
Gains from foreign currency transactions					11					835
Loss on extinguishment of debt					(63,682)
Interest income	16		44		76		106		152	824	28
Interest expense	(9,211)		(21,376)		(31,463)		(61,808)		(83,864)	(82,908)	(88,999)
Income (loss) before income taxes	18,594		4,023		(16,446)		5,818		11,752	5,587	(20,308)
Income tax (expense) benefit	(3,652)		(1,417)		5,114		(1,536)		(3,243)	(825)	10,314
Net (loss) income	14,942		2,606		(11,332)		4,282		8,509	4,762	(9,994)
Net (loss) income attributable to noncontrolling interest	(102)		160		(212)		294		347	3
Allocation of net (loss) income to common stockholders-basic and diluted	15,044		2,446		(11,120)		3,988		8,162	4,759	(9,994)
Accretion of Class L preference									84,647	72,842	65,962
Weighted average number of common shares outstanding:
Common stock-basic	64,916,558		6,062,664		61,815,607		6,057,128
Common stock-diluted	66,831,413		6,062,664		61,815,607		6,057,128
Net income (loss) available to common shareholders	15,044		(18,521)		(11,120)		(59,073)		(76,485)	(68,083)	(75,957)
Earnings (loss) per common share:
Common stock-basic	$ 0.23		$ (3.05)		$ (0.18)		$ (9.75)
Common stock-diluted	$ 0.23		$ (3.05)		$ (0.18)		$ (9.75)
Common Stock Class L [Member]
Allocation of net (loss) income to common stockholders-basic and diluted			20,299				58,401		79,211	71,568	64,712
Weighted average number of common shares outstanding:
Basic and diluted			1,327,115				1,325,903		1,326,206	1,317,273	1,315,153
Earnings (loss) per common share:
Basic and diluted			$ 15.30				$ 44.05		$ 59.73	$ 54.33	$ 49.21
Common Stock Class A [Member]
Allocation of net (loss) income to common stockholders-basic and diluted	15,044		(18,521)		(11,120)		(59,073)		(76,485)	(68,083)	(75,957)
Weighted average number of common shares outstanding:
Basic and diluted									6,058,512	6,016,733	6,006,960
Earnings (loss) per common share:
Basic and diluted			$ (3.06)						$ (12.62)	$ (11.32)	$ (12.64)
Nonvested [Member] | Common Stock Class L [Member]
Accretion of Class L preference			20,299				58,401		79,211	71,568	64,712
Vested [Member] | Common Stock Class L [Member]
Accretion of Class L preference			$ 668				$ 4,660		$ 5,436	$ 1,274	$ 1,251

[1]	For the quarter ended September 30, 2013, income from operations includes acquisition-related expenses of $1.7 million related to full service center-based care.
[2]	For the quarter ended September 30, 2012, income from operations includes expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.0 million, allocated on a proportionate basis to each segment ($0.7 million to full service center-based care, $0.2 million to back-up dependent care, and $0.1 million to other educational services).
[3]	For the nine months ended September 30, 2013, income from operations includes expenses incurred in connection with the Offering completed in January 2013, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment, and $3.5 million of acquisition-related expenses related to full-service center-based care ($13.3 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).
[4]	For the nine months ended September 30, 2012, income from operations includes expenses incurred in connection with the modification of stock options in the amount of $15.1 million and expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.4 million, allocated on a proportionate basis to each segment ($12.2 million to full service center-based care, $3.0 million to back-up dependent care, and $1.3 million to other educational advisory services).